FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trading assets:
Government securities	£ 14,286	£ 13,098
Asset-backed securities:
Mortgage-backed securities	0	121
Other asset-backed securities	180	60
Asset-backed securities	27,401	24,330
Corporate and other debt securities	12,935	11,051
Treasury bills and other bills	36	535
Total other assets	4,250	4,474
Total held at fair value through profit or loss	171,626	160,189
Debt securities, treasury and other bills
Asset-backed securities:
Other asset-backed securities		17
Other | Sub-investment grade
Asset-backed securities:
Financial assets at fair value through profit or loss	344	251
Other | Not rated
Asset-backed securities:
Financial assets at fair value through profit or loss	1,839	1,846
Treasury shares
Asset-backed securities:
Total debt securities held at fair value through profit or loss	38,852	33,859
Total other assets	38,870	33,878
Total held at fair value through profit or loss	46,701	40,925
Treasury shares | Debt securities, treasury and other bills
Trading assets:
Government securities	7,574	6,791
Asset-backed securities:
Mortgage-backed securities	7	6
Other asset-backed securities	4	3
Asset-backed securities	11	23
Corporate and other debt securities	246	233
Financial assets at fair value through profit or loss	7,831	7,047
Treasury shares | Other assets held at fair value through profit or loss:
Trading assets:
Government securities	13,048	12,063
Asset-backed securities:
Mortgage-backed securities	460	462
Other asset-backed securities	261	241
Asset-backed securities	721	703
Corporate and other debt securities	17,888	17,983
Other public sector securities	2,354	2,126
Bank and building society certificates of deposit	4,841	984
Treasury bills and other bills	18	19
Treasury shares | Investment grade
Asset-backed securities:
Total debt securities held at fair value through profit or loss	36,697	31,771
Total other assets	36,715	31,790
Total held at fair value through profit or loss	44,518	38,828
Treasury shares | Investment grade | Debt securities, treasury and other bills
Trading assets:
Government securities	7,574	6,791
Asset-backed securities:
Mortgage-backed securities	4	1
Other asset-backed securities	0	14
Asset-backed securities	4	15
Corporate and other debt securities	225	232
Financial assets at fair value through profit or loss	7,803	7,038
Treasury shares | Investment grade | Other assets held at fair value through profit or loss:
Trading assets:
Government securities	13,048	12,044
Asset-backed securities:
Mortgage-backed securities	457	452
Other asset-backed securities	261	241
Asset-backed securities	718	693
Corporate and other debt securities	15,743	15,932
Other public sector securities	2,347	2,118
Bank and building society certificates of deposit	4,841	984
Treasury bills and other bills	18	19
Treasury shares | Other
Asset-backed securities:
Total debt securities held at fair value through profit or loss	2,155	2,088
Total other assets	2,155	2,088
Total held at fair value through profit or loss	2,183	2,097
Treasury shares | Other | Debt securities, treasury and other bills
Trading assets:
Government securities	0	0
Asset-backed securities:
Mortgage-backed securities	3	5
Other asset-backed securities	4
Asset-backed securities	7	8
Corporate and other debt securities	21	1
Financial assets at fair value through profit or loss	28	9
Treasury shares | Other | Other assets held at fair value through profit or loss:
Trading assets:
Government securities	0	19
Asset-backed securities:
Mortgage-backed securities	3	10
Other asset-backed securities	0	0
Asset-backed securities	3	10
Corporate and other debt securities	2,145	2,051
Other public sector securities	7	8
Bank and building society certificates of deposit	0	0
Treasury bills and other bills	£ 0	£ 0